Receivables - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 19,842	$ 18,662	$ 19,001
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	54	42
Current	9,606	9,802
Total	9,725	9,949	10,344
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,660	9,844
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	65	105
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	35	27
Current	6,671	7,172
Total	6,731	7,231
Retail [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,706	7,199
Retail [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	25	32
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11
Current	261	348
Total	272	348
Retail [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	272	348
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	14
Current	1,851	1,662
Total	1,899	1,749
Retail [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,859	1,676
Retail [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	40	73
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1
Current	823	620
Total	823	621
Retail [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	823	621
Retail [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	37	42
Retail [Member] | 30-59 Days Past Due | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	26	27
Retail [Member] | 30-59 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3
Retail [Member] | 30-59 Days Past Due | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	14
Retail [Member] | 30-59 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1
Retail [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	13
Retail [Member] | 60-89 Days Past Due | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9
Retail [Member] | 60-89 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4
Retail [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4
Retail [Member] | Greater Than 90 Days | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	43	39
Current	9,955	8,480
Total	10,048	8,583	$ 8,611
Wholesale [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,998	8,519
Wholesale [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	50	64
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,692	3,591
Total	3,733	3,630
Wholesale [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,692	3,591
Wholesale [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	41	39
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	39	31
Current	5,061	3,847
Total	5,109	3,901
Wholesale [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,100	3,878
Wholesale [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9	23
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	619	594
Total	619	596
Wholesale [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	619	594
Wholesale [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		2
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	8
Current	583	448
Total	587	456
Wholesale [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	587	456
Wholesale [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	31
Wholesale [Member] | 30-59 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	23	29
Wholesale [Member] | 30-59 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	2
Wholesale [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	2
Wholesale [Member] | 60-89 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	2
Wholesale [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	6
Wholesale [Member] | Greater Than 90 Days | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 4
Wholesale [Member] | Greater Than 90 Days | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 6